Preferred Stock (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 14, 2014	Oct. 31, 2014	Sep. 30, 2014
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues	65,442,735	31,879,247
Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			2,213,263